Fair Value Measurements - Change in the Warrant Liabilities (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value	$ 6,394	$ 19,140
Change in fair value	2,866	(12,746)
Fair value	9,260	6,394
CVR liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value	358,600	0
Change in fair value	36,800	18,300
Fair value	$ 395,400	$ 358,600